Related party transactions (Details Narrative) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 28, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Minimum [member]
Statement Line Items [Line Items]
Interest rates		10.00%	10.00%	12.00%
Maximum [member]
Statement Line Items [Line Items]
Interest rates		18.00%	18.00%	18.20%
Debentures [Member]
Statement Line Items [Line Items]
Due to related parties		$ 348	$ 3,300
Interest on debenture		$ 258	$ 538	$ 498
Debentures [Member] | Minimum [member]
Statement Line Items [Line Items]
Interest rates		10.00%	12.00%
Debentures [Member] | Maximum [member]
Statement Line Items [Line Items]
Interest rates		18.00%	18.00%
Director [Member]
Statement Line Items [Line Items]
Proceeds from related party	$ 2,100